Investment Strategy	Oct. 31, 2025
BNY Mellon Bond Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds that are included in the Bloomberg U.S. Aggregate Bond Index (or other instruments with similar economic characteristics). In seeking to match index performance, the fund's portfolio managers use a passive management approach and generally purchase a representative sample of the bonds comprising the Bloomberg U.S. Aggregate Bond Index. Because the fund has expenses, performance will tend to be slightly lower than that of the index. The fund attempts to have a correlation between its performance and that of the Bloomberg U.S. Aggregate Bond Index of at least .95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund's investments are selected by a "sampling" process, which is a statistical process used to select bonds so that the fund has investment characteristics that closely approximate those of the index. By using this sampling process, the fund typically will not invest in all of the securities in the Bloomberg U.S. Aggregate Bond Index.

The Bloomberg U.S. Aggregate Bond Index is a broad-based, unmanaged index that measures the investment grade (Baa3/BBB-/BBB- or higher), U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency). Although most of the securities in the index are issued by the U.S. Treasury and other U.S. government and agency issuers, the index may include U.S. dollar-denominated bonds issued by foreign issuers in which the fund may invest to the extent the index contains such securities. To maintain liquidity, the fund may invest up to 20% of its net assets in various short-term, fixed-income securities and money market instruments. The fund also may use index futures as a substitute for the sale or purchase of securities and purchase or sell securities on a forward commitment (including "TBA" (to be announced)) basis. A derivatives contract, such as futures contracts, will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of the underlying asset. The fund may engage in short-term trading in the execution of its investment strategy, which will increase portfolio turnover.

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the index is concentrated.

"Bloomberg®" and Bloomberg U.S. Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the index, and have been licensed for use for certain purposes by BNY Mellon Investment Adviser, Inc. Bloomberg is not affiliated with the fund, and it does not sell or endorse the fund, nor does it guarantee the performance of the fund or the index.

BNY Mellon Institutional S&P 500 Stock Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 95% of its total assets in common stocks included in the S&P 500® Index. To replicate index performance, the fund's portfolio managers use a passive management approach and generally purchase all of the securities comprising the S&P 500® Index (though, at times, the fund may invest in a representative sample of the S&P 500® Index). Because the fund has expenses, performance will tend to be slightly lower than that of the S&P 500® Index. The fund attempts to have a correlation between its performance and that of the S&P 500® Index of at least ..95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The S&P 500® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. market. Considered to be a proxy of the U.S. equity market, the index is composed of 500 constituent companies. Standard & Poor's weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors. As of February 2026, companies included in the S&P 500® Index generally must have market capitalizations of $22.7 billion or more.

The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the index is concentrated. In addition, to the extent the fund purchases securities comprising the S&P 500® Index, the fund may, from time to time, invest a significant portion of its assets in securities of companies in certain sectors, such as the information technology sector.

"Standard & Poor's®," "S&P®," "Standard & Poor's 500®" and "S&P 500®" are trademarks of Standard & Poor's Financial Services, LLC (Standard & Poor's), and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.